Organization and Principal Activities (Details)	Aug. 25, 2021	Apr. 13, 2021
Mr. Lee Seng Chi [Member] | Founder Energy Sdn. Bhd. [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	51.00%	100.00%